Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2019
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares

14.   Redeemable Convertible Preferred Shares

In September 2010, the Company issued 3,125,000 Series A convertible and redeemable preferred shares for an aggregate proceeds of RMB35,707 (US$5,250).

In July 2011, the Company issued 1,302,084 Series A‑1 convertible and redeemable preferred shares for aggregate proceeds of RMB24,251 (US$3,750).

In October 2013, the Company issued 2,962,239 Series B convertible and redeemable preferred shares for aggregate proceeds of RMB107,100 (US$17,500).

In January and March 2015, the Company issued 4,640,843 Series C convertible and redeemable preferred shares for aggregate proceeds of RMB262,561 (US$42,000).

In September 2016, all of the Series A, Series A‑1, Series B and Series C preferred shares were automatically converted into 12,030,166 Class B ordinary shares after the closing of IPO.

The Company has classified the Series A, A‑1, B and C preferred shares as mezzanine equity in the consolidated balance sheets as they are contingently redeemable at the option of the holders at any time after September 6, 2017 if a qualified initial public offering has not occurred.

The Company has determined that conversion and redemption features embedded in the Preferred Shares are not required to be bifurcated and accounted for as derivatives, as the economic characteristics and risks of the embedded conversion and redemption features are clearly and closely related to that of the preferred shares. The preferred shares are not readily convertible into cash as there is not a market mechanism in place for trading of the Company’s shares.

The Group determined that there was no beneficial conversion feature attributable to any of the preferred shares because the initial effective conversion prices of these preferred shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates.

In addition, the carrying values of the preferred shares are accreted from the share issuance dates to the redemption value on the earliest redemption dates. The accretions are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

The rights, preferences and privileges of the preferred shares prior to the IPO were as follows:

Redemption Rights

At any time after September 6, 2017 (“Redemption Start Date”), if a qualified initial public offering has not occurred, holders of more than 50% of the then outstanding Series A, A‑1, B and C preferred shares may request redemption of the preferred shares of such series. On receipt of a redemption request from the holders, the Company shall redeem all or part, as requested, of the outstanding preferred shares of such series.

If any holder of any series of preferred shares exercises its redemption right, any holder of other series of preferred shares shall have the right to exercise the redemption of its series at the same time.

The redemption price shall be 125% of original issuance price of Series A, Series A1 and Series B preferred shares, 110% of original issuance price of Series C preferred shares, plus all declared but unpaid dividends up to redemption closing date. The Group shall execute and deliver to each Series A, A1, B and C preferred shares holders a promissory note for the full amount of the redemption payment due but not paid. That such promissory note shall be due and payable no later than one year anniversary of the closing date of the redemption and shall accrue interest daily at a rate of ten percent per annum.

Conversion Rights

Prior to the IPO, each preferred share was convertible, at the option of the holder, at any time after the date of issuance of such preferred shares, according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits, stock dividends and capitalization and certain other events. Each preferred share is convertible into a number of ordinary shares determined by dividing the applicable original issuance price by the conversion price. The conversion price of each preferred share was the same as its original issuance price and no adjustments to conversion price had occurred. At December 31, 2015, each preferred share was convertible into one ordinary Class B share.

Each preferred share was automatically converted into ordinary share, at a conversion ratio of one preferred share to one Class B ordinary share, upon closing of the qualified initial public offering, which occurred on September 23, 2016.

Prior to the Series B preferred shares issuance on October 1, 2013, a “Qualified Initial Public Offering” was defined as an initial public offering with net offering proceeds no less than US$30 million and implied market capitalization of the Company of no less than US$160 million prior to such initial public offering. Upon the issuance of the Series B preferred shares, the net offering proceeds and market capitalization criteria for a “Qualified Initial Public Offering” was increased to US$100 million and US$235 million, respectively. Upon the issuance of the Series C preferred shares, the market capitalization criterion for a “Qualified Initial Public Offering” was increased to US$360 million. An extraordinary general meeting held in August 2016, the shareholders of the Company passed a special resolution to amend (the “August 2016 Amendment”) the definition of QIPO in the fourth amended and restated memorandum and articles of association of the Company by replacing the existing definition of QIPO with the following: “QIPO means the closing of the first firm commitment fully underwritten public offering of Ordinary Shares of the Company and the listing of such Ordinary Shares on the New York Stock Exchange, the Nasdaq Global Market System, the Main Board of the Hong Kong Stock Exchange, Shanghai Stock Exchange, Shenzhen Stock Exchange or any other reputable international exchange or quotation system that is approved in writing by the Preferred Shareholder Majority.”

Voting rights

Each preferred share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis. Preferred shares shall vote separately as a class with respect to certain specified matters. Otherwise, the holders of preferred shares and ordinary shares shall vote together as a single class.

Dividend Rights

Preferred shares holders shall be entitled to receive dividends if declared by the Board of Directors, in an amount equal to 10% of the original issuance price of the respective series of preferred shares per annum, prior and in preference to any dividend on the ordinary shares. The dividends for Series A, Series A‑1, Series B Preferred Shares shall be accruing and cumulative and non-compounding. The dividends for Series C Preferred Shares shall be non-cumulative and non-compounding.

The remaining undistributed earnings of the Company after full payment of the above amounts on the preferred shares, shall be distributed on a prorate basis to the holders of ordinary shares and preferred shares on as-if-converted basis.

Liquidation Preferences

Upon any liquidation event, including deemed liquidation, dissolution or winding up of the Company, the assets of the Group shall be distributed in the following order:

(i)

First, before any distribution or payment to holders of Series A, A‑1 and B preferred shares or ordinary shares, each holder of the Series C preferred shares shall be entitled to receive an amount per share equal to 100% of the Series C preferred shares original issuance price, plus all dividends declared but unpaid with respect thereto.

(ii)

Second, following payment in full of the Series C preferred shares amount, but before any distribution or payment to Series A and Series A‑1 preferred shares and ordinary shareholders, each holder of the Series B preferred shares shall be entitled to receive an amount per share equal to 125% of the Series B preferred shares original issuance price, plus all dividends accrued but unpaid with respect thereto.

(iii)

Third, following payment in full of the Series C and Series B preferred shares amount, but before any distribution or payment to ordinary shareholders, each holder of the Series A and Series A‑1 preferred shares shall be entitled to receive an amount per share equal to 150% of the Series A or Series A‑1  preferred shares original issuance price, plus all dividends accrued but unpaid with respect thereto.

(iv)

If there are assets of the Company available for distribution after payment of the above items i), ii), and iii) the remaining assets shall be distributed ratably among the holders of ordinary shares and preferred shares on an as if converted basis.